Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	3,000,000,000	3,000,000,000	499,560,659
Common stock, shares issued	736,609,855	145,713,591	66,431,920
Common stock, shares outstanding	736,534,476	145,638,212	66,431,920
Treasury stock, shares	75,379	75,379	0
Previously Reported
Common stock, par value (in Dollars per share)		$ 0.00001
Common stock, shares authorized		499,560,659
Common stock, shares issued		145,713,591
Common stock, shares outstanding		145,638,212
Treasury stock, shares		75,379